REVENUE - Schedule of Revenue as Disaggregated by Market Based on Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 127,182	$ 108,652	$ 76,507
North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	55,500	60,755	35,923
UK and Ireland
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	39,179	31,347	28,151
Other Europe
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	22,463	10,994	8,909
Rest of the world
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 10,040	$ 5,556	$ 3,524